UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net income for the period	$ 64,362	$ 36,447
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	39,051	37,541
Extinguishment of long-term debt	0	1,630
Amortization of debt issuance costs	1,092	1,219
Share-based payments	0	76
Foreign exchange loss	16	(500)
Change in fair value of derivative instruments	(4,893)	16,672
Drydocking expenditure	(13,691)	(13,504)
Other	0	13
Changes in operating assets and liabilities, net:
Inventory	1,531	19
Other current assets	(3,871)	(20,257)
Other non-current assets	(7,466)	(3,487)
Receivables due from related parties	(150)	171
Payables due to related parties	518	303
Accounts payable	(4,390)	463
Other current liabilities	7,058	6,769
Other non-current liabilities	7,303	3,493
Net cash provided by operating activities	86,470	67,069
Investing activities
Purchase of other fixed assets	0	0
Net cash used in investing activities	0	0
Financing activities
Repayment of long-term debt	(55,514)	(54,288)
Proceeds from revolving credit facility	747,350	847,350
Repayment of revolving credit facility	(747,350)	(847,350)
Prepayment of long-term debt	0	(129,613)
Proceeds from long-term debt	0	175,000
Extinguishment costs paid on long-term debt	0	(648)
Financing costs	(117)	(1,352)
Dividends paid	(81,138)	(81,132)
Net cash used in financing activities	(136,769)	(92,033)
Effect of exchange rate changes on cash	(16)	498
Net decrease in cash, cash equivalents and restricted cash	(50,315)	(24,466)
Cash, cash equivalents and restricted cash at the beginning of the period	447,697	437,203
Cash, cash equivalents and restricted cash at the end of the period	397,382	412,737
Supplemental Information
Interest paid, net of amounts capitalized	(37,953)	(44,729)
Income tax paid	$ (139)	$ (20)